Assets Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Nov. 27, 2023
Discontinued Operations and Disposal Groups [Abstract]
Assets held for sale	$ 0	$ 24,229
Assets held for sale, carrying value of vessel	23,808
Value of assets onboard	$ 421
Vessel agreed sale price			$ 26,625